Schedule H, Line 4i – Schedule of Assets (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	41-1597886
Plan number	001
Notes receivable - participants	$ 3,980,345
Total	268,664,833
Notes receivable, cost	0
Investment, Identifier [Axis]: FIAM Core Plus Commingled Pool I | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	5,833,478
Investment, Identifier [Axis]: Fidelity 500 Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	65,298,495
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	13,226,356
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	3,069,190
Investment, Identifier [Axis]: Fidelity Total International Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	3,570,854
Investment, Identifier [Axis]: Fidelity US Bond Index | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,989,342
Investment, Identifier [Axis]: Great Gray Europacific GR CL CT | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	11,964,773
Investment, Identifier [Axis]: Loomis Sayles Small Cap Growth Fund Institutional Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	7,346,593
Investment, Identifier [Axis]: MFS New Discovery Value Fund Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	6,196,284
Investment, Identifier [Axis]: Pimco Global Bond Opportunities Fund (USD-Hedged) Institutional | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	2,015,415
Investment, Identifier [Axis]: Putnam Stable Value Fund | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	12,269,841
Investment, Identifier [Axis]: Self-directed brokerage account | Various
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	5,240,445
Investment, Identifier [Axis]: Sleep Number Corporation common stock | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	3,585,898
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 TR II | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	2,775,097
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 TR II | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	7,224,402
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 TR II | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	11,571,458
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 TR II | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	15,375,558
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 TR II | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	18,252,810
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 TR II | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	20,845,338
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 TR II | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	16,894,561
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 TR II | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	16,534,662
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 TR II | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	6,543,431
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 TR II | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	2,985,753
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 TR II | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,072,190
Investment, Identifier [Axis]: Vanguard Target Retirement Income TR II | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	2,278,116
Investment, Identifier [Axis]: Victory Trivalent International Small-Cap Fund Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 724,148
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Loan interest rate	9.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Loan interest rate	4.25%